MASSMUTUAL SELECT FUNDS

Supplement dated June 7, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 6, 2011, J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced AllianceBernstein L.P. ("AllianceBernstein") as both subadviser to the Diversified International Fund and co-subadviser to the Overseas Fund.

The following information replaces the information found under Principal Investment Strategies on pages 100-101 for the Diversified International Fund:

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund's benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund's subadviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund has access to J.P. Morgan's currency specialists in determining the extent and nature of the Fund's exposure to various foreign currencies.

Although J.P. Morgan may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks are hereby deleted on pages 101-102 for the Diversified International Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information for the Diversified International Fund found on page 103 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/14/06)
Class S	Return Before Taxes	5.39%	-6.22%
	Return After Taxes on Distributions	4.93%	-6.51%
	Return After Taxes on Distributions and Sale of Fund Shares	4.20%	-5.16%
Class Y	Return Before Taxes	5.15%	-6.34%
Class L	Return Before Taxes	5.06%	-6.41%
Class A	Return Before Taxes	-1.13%	-8.07%
Class N	Return Before Taxes	3.41%	-6.93%
			Since 01/02/07
MSCI EAFE Value Index[1] (reflects no deduction for fees or expenses)		3.25%	-4.81%
MSCI® ACWI® ex-US1 (reflects no deduction for fees or expenses)		11.15%	-0.02%

[1] Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-US because the MSCI EAFE Value Index more closely represents the Fund's new investment strategy.

The following information replaces the information found in the first, second and third paragraphs under Principal Investment Strategies on page 105 for the Overseas Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, and rights and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), and Harris Associates L.P. ("Harris"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund's assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The following Principal Risks are hereby deleted on page 106 for the Overseas Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE